Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consisted of $8,744 of equipment and has accumulated depreciation of $2,770 and $1,045, as of December 31, 2023 and 2022, respectively.

Depreciation expense totaled $1,725 and $1,045 in the years ended December 31, 2023 and 2022, respectively.